Causeway Global Absolute Return Fund
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital with low or no correlation to the Morgan Stanley Capital International World Index (the “World Index”).
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Transaction Fees (Causeway Global Absolute Return Fund)	Causeway Global Absolute Return Fund [Member] Institutional Class [Member] 1/22/2010 - 1/21/2011 USD ( $)	Causeway Global Absolute Return Fund [Member] Investor Class [Member] 1/22/2010 - 1/21/2011 USD ( $)
Shareholder Transaction Fees
Shareholder Fees Column [Text]	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Causeway Global Absolute Return Fund)	Causeway Global Absolute Return Fund [Member] Institutional Class [Member] 1/22/2010 - 1/21/2011 USD ( $)		Causeway Global Absolute Return Fund [Member] Investor Class [Member] 1/22/2010 - 1/21/2011 USD ( $)
Annual Fund Operating Expenses
Operating Expenses Column [Text]	Institutional Class		Investor Class
Management Fees	1.50%		1.50%
Other Expenses	1.60%	[1]	1.60%	[1]
Shareholder Service Fees	none		0.25%
Acquired Fund Fees and Expenses	0.18%	[1]	0.18%	[1]
Total Annual Fund Operating Expenses	3.28%		3.53%
Expense Reimbursement	1.25%	[2]	1.25%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.03%		2.28%
[1]	Based on estimates for the current fiscal year.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2012 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Causeway Global Absolute Return Fund)	Causeway Global Absolute Return Fund [Member] Institutional Class [Member] 1/22/2010 - 1/21/2011 USD ( $)	Causeway Global Absolute Return Fund [Member] Investor Class [Member] 1/22/2010 - 1/21/2011 USD ( $)
Example
Expense Example, By Year, Column [Text]	Institutional Class	Investor Class
1 Year	206	231
3 Years	883	957

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies and Risks

What are the Fund’s principal investment strategies?

The Fund intends to have long and short exposures to common and preferred stocks of companies located primarily in developed countries outside the U.S. and of companies in the U.S.To obtain exposure to long and short positions in securities, the Fund intends to enter into one or more total return equity swap agreements (each, a “swap agreement”). Although the Fund is permitted to take direct long and short positions in securities, it does not currently intend to purchase or sell securities or directly hold short positions in securities. The Investment Adviser will use its fundamental global value equity strategy to manage the Fund’s long exposures (the “global long portfolio” of the Fund). The Investment Adviser will use its quantitative investment strategy designed to identify short exposures that it expects to underperform the World Index to manage the Fund’s short exposures (the “global short portfolio” of the Fund).

The dollar amount of the Fund’s long exposures will generally be equivalent to the dollar amount of its short exposures. By having approximately equivalent amounts of long and short exposures, the Fund seeks to generate returns that have low or no correlation to the World Index, and lower volatility than the World Index. This would limit the Fund’s participation in a market upswing. The Fund’s benchmark will be the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. While the total dollar amount of long and short exposures is expected to be approximately equal, the global long portfolio and the global short portfolio will be managed using different styles and, as a result, will have exposures that will not be hedged. For example, the global long portfolio and global short portfolio will have exposures to different companies, and the Fund’s portfolio exposures, including country exposures, industry or sector exposures, currency exposures and risk characteristics (e.g., value, growth, size, cyclicality, volatility and momentum), will differ between the global long and short portfolios. Depending on the exposures taken, exposures in the global long portfolio may even be increased by exposures taken in the global short portfolio, and vice versa. Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market instruments and U.S. Treasury securities that will be used to support and cover the Fund’s obligations under its swap agreements.

Swap Agreements. Under a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers, using the strategies described below. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”). The Fund intends, initially, to enter into swap agreements with a single counterparty. While the Fund currently intends to use only swap agreements, it is also permitted directly to purchase long securities and directly to sell securities short.

Swap Agreement Financing Charges and Transaction Costs. Under a swap agreement, the Fund will pay financing charges to the counterparty based on the notional amount of long exposures, and the Fund will also pay transaction costs when it changes exposures to stipulated underlying investments, including brokerage commissions and stamp taxes. Although the Fund will not itself be trading in underlying investments, the counterparty will charge the Fund as if it were trading directly. These charges permit the counterparty, if it desires to hedge its obligations to the Fund, to recover the costs of any such hedging.

On short exposures, the Fund will receive interest from the counterparty based on the notional value of the short exposures, effectively replicating what the Fund would receive on the proceeds from direct short sales, if the Fund were directly making short sales. The financing charge based on the long exposures, however, will reduce interest that the Fund would otherwise earn on its short exposures. In addition, the Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposures.

Swap Agreements and Leverage. Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market instruments and U.S. Treasury securities that will be used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures to up to four times its net asset value.

Periodic Settlement of Swap Agreements. The Fund expects to settle or close out swap positions at least monthly, and may do so more frequently, so that the value of (that is, the net gain under) any swap agreements, when they are “in the money,” with a single counterparty will not exceed 5% of the value of the Fund’s total assets. While periodically closing out a swap position is intended to limit counterparty risk, it will also cause the Fund to realize short-term capital gains throughout the year that, when distributed to its shareholders, will generally be taxable to them as ordinary income rather than at lower long-term capital gains rates.

Exposures Underlying Swap Agreements. The Investment Adviser expects the Fund generally to have long exposures to between approximately 35 and 55 common and preferred stocks of companies and short exposures to between approximately 50 and 125 common and preferred stocks of companies. The global short portfolio is expected, normally, to have higher turnover of its exposures than the global long portfolio. Under normal circumstances, at least 40% of the Fund’s total exposures will be to companies located in a number of countries outside the U.S. Up to 20% of the Fund’s total exposures may include exposures to companies located in emerging markets. The Fund’s Statement of Additional Information (“SAI”) discusses how the Investment Adviser determines where a company is located. The Fund may have exposures to companies of all sizes and in any industry, and the Fund does not intend to have concentrated exposure to any particular industry, as measured relative to the Fund’s exposures to all industries. The use of swap agreements and the ability to use leverage to increase economic exposures relative to the Fund’s net assets may, however, result in the Fund obtaining greater economic exposures to particular industries than would otherwise be the case, and being susceptible to industry-specific market or economic developments.

Global Long Portfolio. The global long portfolio of the Fund will be exposed primarily to common and preferred stocks of companies in developed countries located outside the U.S. and of companies in the U.S. Normally, the majority of the global long portfolio will be exposed to companies that pay dividends or repurchase their shares.

The Investment Adviser follows a value style for the global long portfolio of the Fund. This means that this portfolio will have exposure to stocks that the Investment Adviser believes have a lower price than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers each of the following value characteristics in identifying, increasing, or decreasing exposures for the global long portfolio of the Fund:

• Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

• High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

• Low price-to-book value ratio (stock price divided by book value per share) relative to the market

• Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

• Financial strength

Generally, price-to-earnings and yield are the most important factors.

Global Short Portfolio. The global short portfolio of the Fund will have exposures to short positions in common and preferred stocks of companies in developed countries located outside the U.S. and of companies in the U.S. that the Investment Adviser believes will underperform the World Index. If the World Index is increasing, a short position may underperform the World Index and still lose value. The Investment Adviser will use a quantitative investment strategy to identify, increase, or decrease exposures, and to analyze certain financial characteristics that the portfolio managers believe are influential in determining whether a security will underperform the World Index. These characteristics include, among others, valuation metrics, earnings growth, technical/price momentum, and financial strength/earnings quality. In addition to its quantitative research, the Investment Adviser’s fundamental research analysts will review the quantitative outputs to attempt to identify special issues, such as significant corporate actions or management changes, which cannot be detected quantitatively.

What are the main risks of investing in the Fund?

As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which it has short exposure is rising. Also, the Investment Adviser may identify investments that underperform the stock market or other funds with similar investment objectives and investment strategies.If the value of the Fund’s assets or exposures decreases, you may lose money. We cannot guarantee that the Fund will achieve its investment objective. Risks associated with foreign securities, value stocks, quantitative techniques, management and style risks, and short positions, as described below, apply whether the Fund obtains exposures through a swap agreement or makes direct investments.

Foreign and Emerging Markets Risk. Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value may decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Value Stock Risk. Value stocks, including those identified by the Investment Adviser for the global long portfolio of the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Quantitative Strategy Risk. The Investment Adviser will use quantitative techniques to identify exposures for the global short portfolio of the Fund. Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security exposure’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model. In addition, data for emerging markets companies may be less available and/or less current than data for developed markets companies, and the Investment Adviser’s processes and exposure selection can be adversely affected if it relies on erroneous or outdated data.

Short Exposure Risk. The global short portfolio of the Fund will be exposed to short positions through swap agreements. Short positions are subject to special risks. Short positions obtain exposure to securities with the goal of closing the position at a later date when the value of the security has decreased. If the price of the security increases before the position is closed, the Fund will incur a loss equal to the increase in price from the time the exposure was obtained, calculated based on the notional value of the exposure, plus any other charges payable under a swap agreement. Because the short exposures will exceed the Fund’s net assets, the risk of loss is increased. Further, since the Fund will lose money if the value of the underlying security increases, losses are potentially unlimited. This risk is magnified in periods of market turmoil.

Management and Style Risks. While the total dollar amounts of long and short exposures are expected to be approximately equal, the global long portfolio and the global short portfolio will be managed using different styles and, as a result, will have exposures that will not be hedged. If the value of the exposures in the global short portfolio of the Fund increases at the same time that the value of exposures in the global long portfolio of the Fund decreases, the Fund will be exposed to significant losses, which will be magnified by leverage through the use of swap agreements.

Besides having exposures to different companies, the Fund’s portfolio exposures, including country exposures, industry or sector exposures, currency exposures and risk characteristics (e.g., value, growth, size, cyclicality, volatility and momentum), will differ between the global long and short portfolios. These portfolio characteristics will not be hedged, and the global long portfolio may have exposures to portfolio characteristics to which the global short portfolio does not have the same type or extent of exposure, and vice versa. Depending on the exposures, it is possible that the Fund could create positive correlation instead of hedging its overall exposure to a particular portfolio characteristic through both the global long and short portfolios, thereby magnifying the Fund’s exposure rather than offsetting its risk. The Fund will be subject to losses if a portfolio characteristic to which it has exposure performs poorly, and the extent of losses will be magnified by leverage through the use of swap agreements.

Swap Agreement Risks. A swap agreement is a form of derivative instrument, which involves the use of leverage. A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk. The use of a swap agreement will expose the Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case.

The Fund pays significant swap expenses (including financing charges based on the notional amount of long exposures) when investing through swap agreements, and pays transaction costs when it changes exposures to securities underlying a swap agreement, including amounts equivalent to brokerage commissions and stamp taxes that would be incurred if the Fund were directly trading. In addition, the Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposure. These fees and charges will reduce investment returns and increase investment losses.

By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The Fund intends initially to enter into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized. The Fund intends, however, to close out swap agreements at least monthly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Investment Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to close out a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position. Although the Fund intends to close out swap agreements so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time, it may have difficulty doing so in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

The Fund expects to close out swap agreements at least monthly, which will cause the Fund to realize short-term capital gains throughout the year that, when distributed to its shareholders, will generally be taxable to them as ordinary income rather than at lower long-term capital gains rates.

Other Risks. See “Investment Risks” beginning on page 11 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:

• Are seeking to diversify your investments to include an allocation to the “alternatives” asset class designed to have low or no correlation to the World Index.

• Are seeking long-term growth of capital with low or no correlation to the World Index.

• Are seeking to diversify a portfolio of equity securities to include exposure to foreign securities, as well as U.S. securities, and can tolerate risks associated with foreign investing, including currency risks, and total return equity swaps.

• Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

• Can tolerate the risks of substantial leverage, which will magnify gains and losses.

Performance
The Fund did not commence operations until the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future.
For current performance information, please visit www.causewayfunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 21, 2011
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001156906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 21, 2011
Prospectus Date	rr_ProspectusDate	Jan 21, 2011
Causeway Global Absolute Return Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Causeway Global Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital with low or no correlation to the Morgan Stanley Capital International World Index (the “World Index”).
Fees and Expenses	ccmt1156906_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	ccmt1156906_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies and Risks	ccmt1156906_PrincipleInvestmentStrategiesAndRisksAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

What are the Fund’s principal investment strategies?

The Fund intends to have long and short exposures to common and preferred stocks of companies located primarily in developed countries outside the U.S. and of companies in the U.S.To obtain exposure to long and short positions in securities, the Fund intends to enter into one or more total return equity swap agreements (each, a “swap agreement”). Although the Fund is permitted to take direct long and short positions in securities, it does not currently intend to purchase or sell securities or directly hold short positions in securities. The Investment Adviser will use its fundamental global value equity strategy to manage the Fund’s long exposures (the “global long portfolio” of the Fund). The Investment Adviser will use its quantitative investment strategy designed to identify short exposures that it expects to underperform the World Index to manage the Fund’s short exposures (the “global short portfolio” of the Fund).

The dollar amount of the Fund’s long exposures will generally be equivalent to the dollar amount of its short exposures. By having approximately equivalent amounts of long and short exposures, the Fund seeks to generate returns that have low or no correlation to the World Index, and lower volatility than the World Index. This would limit the Fund’s participation in a market upswing. The Fund’s benchmark will be the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. While the total dollar amount of long and short exposures is expected to be approximately equal, the global long portfolio and the global short portfolio will be managed using different styles and, as a result, will have exposures that will not be hedged. For example, the global long portfolio and global short portfolio will have exposures to different companies, and the Fund’s portfolio exposures, including country exposures, industry or sector exposures, currency exposures and risk characteristics (e.g., value, growth, size, cyclicality, volatility and momentum), will differ between the global long and short portfolios. Depending on the exposures taken, exposures in the global long portfolio may even be increased by exposures taken in the global short portfolio, and vice versa. Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market instruments and U.S. Treasury securities that will be used to support and cover the Fund’s obligations under its swap agreements.

Swap Agreements. Under a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers, using the strategies described below. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”). The Fund intends, initially, to enter into swap agreements with a single counterparty. While the Fund currently intends to use only swap agreements, it is also permitted directly to purchase long securities and directly to sell securities short.

Swap Agreement Financing Charges and Transaction Costs. Under a swap agreement, the Fund will pay financing charges to the counterparty based on the notional amount of long exposures, and the Fund will also pay transaction costs when it changes exposures to stipulated underlying investments, including brokerage commissions and stamp taxes. Although the Fund will not itself be trading in underlying investments, the counterparty will charge the Fund as if it were trading directly. These charges permit the counterparty, if it desires to hedge its obligations to the Fund, to recover the costs of any such hedging.

On short exposures, the Fund will receive interest from the counterparty based on the notional value of the short exposures, effectively replicating what the Fund would receive on the proceeds from direct short sales, if the Fund were directly making short sales. The financing charge based on the long exposures, however, will reduce interest that the Fund would otherwise earn on its short exposures. In addition, the Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposures.

Swap Agreements and Leverage. Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market instruments and U.S. Treasury securities that will be used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures to up to four times its net asset value.

Periodic Settlement of Swap Agreements. The Fund expects to settle or close out swap positions at least monthly, and may do so more frequently, so that the value of (that is, the net gain under) any swap agreements, when they are “in the money,” with a single counterparty will not exceed 5% of the value of the Fund’s total assets. While periodically closing out a swap position is intended to limit counterparty risk, it will also cause the Fund to realize short-term capital gains throughout the year that, when distributed to its shareholders, will generally be taxable to them as ordinary income rather than at lower long-term capital gains rates.

Exposures Underlying Swap Agreements. The Investment Adviser expects the Fund generally to have long exposures to between approximately 35 and 55 common and preferred stocks of companies and short exposures to between approximately 50 and 125 common and preferred stocks of companies. The global short portfolio is expected, normally, to have higher turnover of its exposures than the global long portfolio. Under normal circumstances, at least 40% of the Fund’s total exposures will be to companies located in a number of countries outside the U.S. Up to 20% of the Fund’s total exposures may include exposures to companies located in emerging markets. The Fund’s Statement of Additional Information (“SAI”) discusses how the Investment Adviser determines where a company is located. The Fund may have exposures to companies of all sizes and in any industry, and the Fund does not intend to have concentrated exposure to any particular industry, as measured relative to the Fund’s exposures to all industries. The use of swap agreements and the ability to use leverage to increase economic exposures relative to the Fund’s net assets may, however, result in the Fund obtaining greater economic exposures to particular industries than would otherwise be the case, and being susceptible to industry-specific market or economic developments.

Global Long Portfolio. The global long portfolio of the Fund will be exposed primarily to common and preferred stocks of companies in developed countries located outside the U.S. and of companies in the U.S. Normally, the majority of the global long portfolio will be exposed to companies that pay dividends or repurchase their shares.

The Investment Adviser follows a value style for the global long portfolio of the Fund. This means that this portfolio will have exposure to stocks that the Investment Adviser believes have a lower price than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers each of the following value characteristics in identifying, increasing, or decreasing exposures for the global long portfolio of the Fund:

• Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

• High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

• Low price-to-book value ratio (stock price divided by book value per share) relative to the market

• Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

• Financial strength

Generally, price-to-earnings and yield are the most important factors.

Global Short Portfolio. The global short portfolio of the Fund will have exposures to short positions in common and preferred stocks of companies in developed countries located outside the U.S. and of companies in the U.S. that the Investment Adviser believes will underperform the World Index. If the World Index is increasing, a short position may underperform the World Index and still lose value. The Investment Adviser will use a quantitative investment strategy to identify, increase, or decrease exposures, and to analyze certain financial characteristics that the portfolio managers believe are influential in determining whether a security will underperform the World Index. These characteristics include, among others, valuation metrics, earnings growth, technical/price momentum, and financial strength/earnings quality. In addition to its quantitative research, the Investment Adviser’s fundamental research analysts will review the quantitative outputs to attempt to identify special issues, such as significant corporate actions or management changes, which cannot be detected quantitatively.

Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which it has short exposure is rising. Also, the Investment Adviser may identify investments that underperform the stock market or other funds with similar investment objectives and investment strategies.If the value of the Fund’s assets or exposures decreases, you may lose money. We cannot guarantee that the Fund will achieve its investment objective. Risks associated with foreign securities, value stocks, quantitative techniques, management and style risks, and short positions, as described below, apply whether the Fund obtains exposures through a swap agreement or makes direct investments.

Foreign and Emerging Markets Risk. Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value may decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Value Stock Risk. Value stocks, including those identified by the Investment Adviser for the global long portfolio of the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Quantitative Strategy Risk. The Investment Adviser will use quantitative techniques to identify exposures for the global short portfolio of the Fund. Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security exposure’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model. In addition, data for emerging markets companies may be less available and/or less current than data for developed markets companies, and the Investment Adviser’s processes and exposure selection can be adversely affected if it relies on erroneous or outdated data.

Short Exposure Risk. The global short portfolio of the Fund will be exposed to short positions through swap agreements. Short positions are subject to special risks. Short positions obtain exposure to securities with the goal of closing the position at a later date when the value of the security has decreased. If the price of the security increases before the position is closed, the Fund will incur a loss equal to the increase in price from the time the exposure was obtained, calculated based on the notional value of the exposure, plus any other charges payable under a swap agreement. Because the short exposures will exceed the Fund’s net assets, the risk of loss is increased. Further, since the Fund will lose money if the value of the underlying security increases, losses are potentially unlimited. This risk is magnified in periods of market turmoil.

Management and Style Risks. While the total dollar amounts of long and short exposures are expected to be approximately equal, the global long portfolio and the global short portfolio will be managed using different styles and, as a result, will have exposures that will not be hedged. If the value of the exposures in the global short portfolio of the Fund increases at the same time that the value of exposures in the global long portfolio of the Fund decreases, the Fund will be exposed to significant losses, which will be magnified by leverage through the use of swap agreements.

Besides having exposures to different companies, the Fund’s portfolio exposures, including country exposures, industry or sector exposures, currency exposures and risk characteristics (e.g., value, growth, size, cyclicality, volatility and momentum), will differ between the global long and short portfolios. These portfolio characteristics will not be hedged, and the global long portfolio may have exposures to portfolio characteristics to which the global short portfolio does not have the same type or extent of exposure, and vice versa. Depending on the exposures, it is possible that the Fund could create positive correlation instead of hedging its overall exposure to a particular portfolio characteristic through both the global long and short portfolios, thereby magnifying the Fund’s exposure rather than offsetting its risk. The Fund will be subject to losses if a portfolio characteristic to which it has exposure performs poorly, and the extent of losses will be magnified by leverage through the use of swap agreements.

Swap Agreement Risks. A swap agreement is a form of derivative instrument, which involves the use of leverage. A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk. The use of a swap agreement will expose the Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case.

The Fund pays significant swap expenses (including financing charges based on the notional amount of long exposures) when investing through swap agreements, and pays transaction costs when it changes exposures to securities underlying a swap agreement, including amounts equivalent to brokerage commissions and stamp taxes that would be incurred if the Fund were directly trading. In addition, the Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposure. These fees and charges will reduce investment returns and increase investment losses.

By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The Fund intends initially to enter into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized. The Fund intends, however, to close out swap agreements at least monthly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Investment Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to close out a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position. Although the Fund intends to close out swap agreements so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time, it may have difficulty doing so in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

The Fund expects to close out swap agreements at least monthly, which will cause the Fund to realize short-term capital gains throughout the year that, when distributed to its shareholders, will generally be taxable to them as ordinary income rather than at lower long-term capital gains rates.

Other Risks. See “Investment Risks” beginning on page 11 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:

• Are seeking to diversify your investments to include an allocation to the “alternatives” asset class designed to have low or no correlation to the World Index.

• Are seeking long-term growth of capital with low or no correlation to the World Index.

• Are seeking to diversify a portfolio of equity securities to include exposure to foreign securities, as well as U.S. securities, and can tolerate risks associated with foreign investing, including currency risks, and total return equity swaps.

• Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

• Can tolerate the risks of substantial leverage, which will magnify gains and losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s assets or exposures decreases, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ccmt1156906_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The Fund did not commence operations until the date of this Prospectus and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not commence operations until the date of this Prospectus and does not have a full calendar year of performance to present.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once it has been in operation for a full calendar year, a bar chart and performance table will be provided showing some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for relevant periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) will not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current performance information, please visit www.causewayfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Causeway Global Absolute Return Fund [Member] | Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGAIX
Shareholder Transaction Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	1.60%	[1]
Shareholder Service Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	206
3 Years	rr_ExpenseExampleYear03	883
Causeway Global Absolute Return Fund [Member] | Investor Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGAVX
Shareholder Transaction Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class
Management Fees	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	1.60%	[1]
Shareholder Service Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 Year	rr_ExpenseExampleYear01	231
3 Years	rr_ExpenseExampleYear03	957

[1]	Based on estimates for the current fiscal year.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2012 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.